Settlement of Claims with U.S. Government	12 Months Ended
Mar. 29, 2013
Settlement of Claims with U.S. Government [Abstract]
Settlement of Claims with U.S. Government
Settlement of Claims with U.S. Government

During the second quarter of fiscal 2012, the Company reached a definitive settlement agreement with the U.S. government in its contract claims asserted under the Contract Disputes Act of 1978 (CDA). Under the terms of the settlement, the Company received $277 million in cash and a five-year extension (four base years plus one option year) with an estimated value of $1 billion to continue to support and expand the capabilities of the systems covered by the original contract scheduled to expire in December 2011. In exchange, the Government received unlimited rights to the Company’s intellectual property developed to support the services delivered under the contract, and CSC dismissed the claims and terminated legal actions against the Government and the Government dismissed its counter claims against CSC. The contract extension contained a Requirements portion (Federal Acquisition Regulation (“FAR”) 16.503) and an Indefinite Quantity portion (FAR 16.504) and is not subject to any minimum values. In December 2011, the Company signed the contract modification based on the terms described above.

The Company recorded a pre-tax charge of $269 million during the second quarter of fiscal 2012 to write down its claim related assets (claim related unbilled receivables of $379 million and deferred costs of $227 million) to reflect the cash received of $277 million, the estimated fair value of the contract extension of $45 million, and previously unapplied payments of $15 million. Of the pre-tax charge of $269 million, $42 million was recorded as a reduction of revenue and $227 million as a separately itemized charge to cost of services. The fair value of the contract extension was recorded as a contract asset and will be amortized as a reduction of revenue over the four year fixed contract term in proportion to the expected revenues or on a straight line basis, whichever is greater.

These claims relate to a contract that was awarded (the “Contract”) in December 1999 as a 10 year fixed price contract. In April 2004, the contract was extended by two additional years. Revenue recorded under the core Contract was initially recognized as a single profit center using the percentage-of-completion method based on the guidance in ASC 605-35, “construction-type and production-type contracts.”

During the course of the contract, CSC incurred significant costs for out-of-scope work that was a result of Government directed changes and delays. Negotiations with the Government were initiated to recover the costs related to this work. During the second quarter of fiscal 2007, the Company filed its 14 interest bearing claims (collectively the “CDA Claims”), then totaling approximately $858 million, with the Government.  On September 11, 2007, the Company initiated litigation at the Armed Services Board of Contract Appeals (“ASBCA”), one of the two forums available for litigation of CDA claims.

In accordance with accepted practice, the Company amended its CDA Claims twice to reflect adjustments to the total value of the CDA Claims.  On December 24, 2009, the Government made a partial payment of $35 million on one of the CDA Claims.  Thereafter, CSC filed a second amended complaint with the ASBCA reducing the value of its CDA Claims by $35 million. On November 19, 2010, the Government and the Company entered into a formal agreement to stay the CDA Claims litigation and engage in a non-binding alternate dispute resolution (“ADR”) process to resolve all outstanding CDA Claims and other issues associated with the contract. As of July 1, 2011, the Company had fourteen claims totaling approximately $675 million, excluding interest, asserted against the U.S. federal government under a single contract pending before the ASBCA.

Prior to the settlement, the Company believed it had valid bases for pursuing recovery of the CDA Claims supported by outside counsel’s evaluation of the facts and assistance in the preparation of the claims. To verify its position, CSC requested that outside counsel analyze whether the first two conditions of Paragraph 31 of ASC 605-35-25 were satisfied with respect to the Company’s assertions of government breaches of the contract, government-caused delays and disruption to the Company’s performance of the contract, and unanticipated additional work performed by the Company under the contract. The outside counsel issued an opinion that the Company’s position met the criteria on April 22, 2005, and reiterated that opinion on May 20, 2011.